INTANGIBLE ASSET	9 Months Ended
Sep. 30, 2020
INTANGIBLE ASSET
NOTE 6 - INTANGIBLE ASSET

Intangible asset is software development cost incurred by company, it will be amortized on a straight line basis over the estimated useful life of 10 years as follow:

September 30, 2020
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Useful Life (Years)

Intangible assets:
Software development	$57,143	$(3,266)	$53,877	10
Software development in progress	$21,014	-	21,014
Foreign currency translation adjustment	-	-	2,305
Intangible assets, net	$78,157	$(3,266)	$77,196

Amortization expense for intangible assets was $3,266 for the nine months ended September 30, 2020.

Expected future intangible asset amortization as of September 30, 2020 was as follows:

Fiscal years:
Remaining 2020	$52,434
2021	46,662
2022	40,890
2023	35,118
Thereafter	29,346